REVENUE (Details) - USD ($)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASC impact, balance sheet
Inventory		$ 140,655,000	$ 94,962,000
Contract assets		22,457,000	7,925,000
Retained earnings		59,246,640	50,764,127
Increase (decrease) customer asset		14,532,000
Revenue from contract with customer		208,938,247	304,201,203	$ 290,732,049
Customer liability			7,213,000
Customer liability, currrent		$ 2,594,979	7,708,761
606 adjustment
ASC impact, balance sheet
Inventory				(10,535,000)
Contract assets				11,482,000
Deferred tax liability				(231,000)
Retained earnings				716,000
Revenue from contract with customer	$ (3,557,000)
Cost of sales and operating expenses	(3,343,000)
Adjusted balance
ASC impact, balance sheet
Inventory	45,109,000
Contract assets	11,482,000
Deferred tax liability	(231,000)
Revenue from contract with customer			304,201,000
Cost of sales and operating expenses			$ 282,143,000
Excluded from 6060
ASC impact, balance sheet
Revenue from contract with customer	300,644,000
Cost of sales and operating expenses	278,800,000
ASC - Revenue from contracts with customers
ASC impact, balance sheet
Inventory				55,644,000
Retained earnings				$ 34,549,000
ASC - Revenue from contracts with customers | Adjusted balance
ASC impact, balance sheet
Retained earnings	$ 35,265,000